Information on Location and Amounts of Derivative Fair Values in Condensed Consolidated Balance Sheet (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012		Jul. 02, 2011
Accrued Liabilities-Other
Derivative [Line Items]
Total fair value of liability derivatives	$ 40		$ 193
Accrued Liabilities-Other | Designated as Hedging Instrument
Derivative [Line Items]
Total fair value of liability derivatives	40		191
Accrued Liabilities-Other | Designated as Hedging Instrument | Foreign Exchange Contract
Derivative [Line Items]
Total fair value of liability derivatives	40	[1]	191	[1]
Accrued Liabilities-Other | Not Designated as Hedging Instrument
Derivative [Line Items]
Total fair value of liability derivatives			2
Accrued Liabilities-Other | Not Designated as Hedging Instrument | Foreign Exchange Contract
Derivative [Line Items]
Total fair value of liability derivatives			2	[1]
Other Liabilities
Derivative [Line Items]
Total fair value of liability derivatives			66
Other Liabilities | Designated as Hedging Instrument
Derivative [Line Items]
Total fair value of liability derivatives			66
Other Liabilities | Designated as Hedging Instrument | Foreign Exchange Contract
Derivative [Line Items]
Total fair value of liability derivatives			66	[1]
Other Current Assets
Derivative [Line Items]
Total fair value of asset derivatives	1		12
Other Current Assets | Not Designated as Hedging Instrument
Derivative [Line Items]
Total fair value of asset derivatives	1		12
Other Current Assets | Not Designated as Hedging Instrument | Foreign Exchange Contract
Derivative [Line Items]
Total fair value of asset derivatives	1	[1]	11	[1]
Other Current Assets | Not Designated as Hedging Instrument | Commodity Contract
Derivative [Line Items]
Total fair value of asset derivatives			1	[2]
Other Non-Current Assets
Derivative [Line Items]
Total fair value of asset derivatives			12
Other Non-Current Assets | Designated as Hedging Instrument
Derivative [Line Items]
Total fair value of asset derivatives			12
Other Non-Current Assets | Designated as Hedging Instrument | Interest Rate Contract
Derivative [Line Items]
Total fair value of asset derivatives			$ 12	[1]

[1]	Categorized as level 2: Fair value of level 2 assets and liabilities as of June 30, 2012 are $1 million and $40 million and at July 2, 2011 are $23 million and $259 million, respectively.
[2]	Categorized as level 1: Fair value of level 1 assets and liabilities as of June 30, 2012 are nil and nil and at July 2, 2011 are $1 million and nil, respectively.